Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net
Accounts receivable, net

7. Accounts receivable, net

	December 31, 2010	December 31, 2011
	RMB	RMB
Accounts receivable, gross	167,434,968	142,543,972
Allowance for doubtful accounts:
Balance at beginning of year	-	(9,817,494)
Additional provision for bad debt	(9,817,494)	-
Write-offs	-	-
Disposal of film and television business	-	9,817,494

Balance at end of year	(9,817,494)	-

Accounts receivable, net	157,617,474	142,543,972

Accounts receivable are mainly related to the sale of game cards to distributors, initial license fees, usage based royalty fees due from licensees and film and TV distribution.